Note 12 - Right-of-use Assets, Net and Lease Liabilities - Evolution of Right-of-use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	$ 233,126
Cost and Depreciation end of the year	241,953		$ 233,126
Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	275,720		238,400
Currency translation adjustment	437		(74)
Increase due to business combinations	24,747	[1]	2,267	[2]
Additions	59,141		41,442
Transfers / Reclassifications	117
Disposals	(26,257)		(6,315)
Cost and Depreciation end of the year	333,905		275,720
Accumulated depreciation, amortisation and impairment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	42,594
Currency translation adjustment	243		8
Depreciation charge	57,791		44,291
Transfers / Reclassifications	117
Disposals	(8,793)		(1,705)
Cost and Depreciation end of the year	91,952		42,594
Land and civil buildings [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	27,807
Cost and Depreciation end of the year	26,790		27,807
Land and civil buildings [member] | Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	36,137		27,713
Currency translation adjustment	(839)		(88)
Increase due to business combinations	3,461	[1]	229	[2]
Additions	11,534		9,292
Transfers / Reclassifications	439
Disposals	(8,800)		(1,009)
Cost and Depreciation end of the year	41,932		36,137
Land and civil buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	8,330
Currency translation adjustment	(92)		(3)
Depreciation charge	13,200		8,514
Transfers / Reclassifications	(2,876)
Disposals	(3,420)		(181)
Cost and Depreciation end of the year	15,142		8,330
Industrial buildings, plant and production equipment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	194,808
Cost and Depreciation end of the year	205,365		194,808
Industrial buildings, plant and production equipment [member] | Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	225,389		202,352
Currency translation adjustment	746		6
Increase due to business combinations	13,730	[1]	2,038	[2]
Additions	42,573		24,985
Transfers / Reclassifications	(458)		496
Disposals	(8,622)		(4,488)
Cost and Depreciation end of the year	273,358		225,389
Industrial buildings, plant and production equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	30,581
Currency translation adjustment	145		3
Depreciation charge	37,671		31,869
Transfers / Reclassifications	1,702		(62)
Disposals	(2,106)		(1,229)
Cost and Depreciation end of the year	67,993		30,581
Vehicles, furniture and fixtures [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	10,511
Cost and Depreciation end of the year	9,798		10,511
Vehicles, furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	14,194		8,335
Currency translation adjustment	530		8
Increase due to business combinations	7,556	[1]		[2]
Additions	5,034		7,165
Transfers / Reclassifications	136		(496)
Disposals	(8,835)		(818)
Cost and Depreciation end of the year	18,615		14,194
Vehicles, furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of maturity analysis of operating lease payments [line items]
Cost and Depreciation beginning of the year	3,683
Currency translation adjustment	190		8
Depreciation charge	6,920		3,908
Transfers / Reclassifications	1,291		62
Disposals	(3,267)		(295)
Cost and Depreciation end of the year	$ 8,817		$ 3,683

[1]	Related to IPSCO acquisition. See note 32.
[2]	Related to SSPC acquisition.